SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Statement Explanatory [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

21. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2019	December 31, 2018
Cash	$68,994	$86,175
Short-term deposits	187	196
Total	$69,181	$86,371

The short-term deposits are used as collateral for the Company’s credit cards.

Changes in non-cash working capital:

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Accounts receivable	$1,139	$1,280
Prepaid expenses	(277)	13
Accounts payable and accrued liabilities	(4,403)	4,981
Advances from joint venture partners	460	(193)
	$(3,081)	$6,081

The significant non-cash investing and financing transactions during the year ended December 31, 2019 included:

a. Reclass of $1,035 from reserves to share capital for options exercised;

b. Adjusted non-current assets and liabilities for $533 related to cumulative translation adjustments (“CTA”), of which $616 relates to CTA loss on royalty interest, $88 relates to a CTA gain on deferred tax asset and $5 relates to CTA gain in the net assets of a subsidiary with a functional currency different from the presentation currency.

The significant non-cash investing and financing transactions during the year ended December 31, 2018 included:

a. Recorded a loss through accumulated other comprehensive income of $49 related to the fair value adjustments on FVTPL investments;

b. Adjusted reserves and investment in associated companies for $247 related to share-based payments made by an associated company;

c. Adjusted non-current assets and liabilities for $1,208 related to cumulative translation adjustments (“CTA”), of which $1,391 relates to CTA gain on royalty interest, $59 relates to CTA gain on goodwill, $259 relates to a CTA loss on deferred tax liability and $17 relates to CTA gain in the net assets of a subsidiary with a functional currency different from the presentation currency;

d. Included in the investment in IGC is $484 (US$370) for the value of shares received from IGC as part of a loan fee (Note 8);

e. Reclass of $90 from reserves to share capital for options exercised;

f. Reclass of $24 from commitment to issue shares to share capital for shares issued during the year;

g. Issued 381,321 shares valued at $602 or $1.58 per share pursuant to a credit facility (Note 8); and

h. Reclass of $911 from Investment in an associated entity to FVTPL related to the derecognition of IGC as an associated entity (Note 4 and 8).